Employee Benefit Plans - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
401(k) Savings Plan | Nonqualified Savings Plan
Deferred Compensation Arrangement With Individual Excluding Share Based Payments And Postretirement Benefits [Line Items]
Percentage of contribution made by participants to Savings Plan	75.00%
Percentage of matching contribution by employer	50.00%
Percentage of matching contribution by employee	5.00%
Rate at which company contributions vest	20.00%
Company's vested contribution	100.00%
Company's consolidated contributions	$ 1.0	$ 1.1	$ 1.0
Bonus | Nonqualified Savings Plan
Deferred Compensation Arrangement With Individual Excluding Share Based Payments And Postretirement Benefits [Line Items]
Percentage of contribution made by participants to Savings Plan	80.00%
Other Eligible Compensation | Nonqualified Savings Plan
Deferred Compensation Arrangement With Individual Excluding Share Based Payments And Postretirement Benefits [Line Items]
Percentage of contribution made by participants to Savings Plan	50.00%
Performance Units Awards
Deferred Compensation Arrangement With Individual Excluding Share Based Payments And Postretirement Benefits [Line Items]
Compensation expense	$ 10.3	$ 6.2	$ 6.4
Award vesting period	3 years	3 years	3 years
Awards outstanding	$ 0.0
SERP
Deferred Compensation Arrangement With Individual Excluding Share Based Payments And Postretirement Benefits [Line Items]
Compensation expense	$ 0.2	$ 0.2	$ 0.2